                            INVESCO STOCK FUNDS, INC.

           INVESCO Dynamics Fund--Investor Class,Class A, B, C, and K
INVESCO Growth Fund--Investor Class, Class A, B, C, and K (Formerly INVESCO Blue
                               Chip Growth Fund)

       INVESCO Growth & Income Fund--Investor Class, Class A, B, C, and K INVESCO Small Company Growth Fund--Investor Class, Class A, B, C, and K
                   INVESCO S&P 500 Index Fund--Investor Class
        INVESCO Value Equity Fund--Investor Class, Class A, B, C, and K

                       Supplement dated September 30, 2003
  to the Prospectus dated November 30, 2002, as supplemented December 5, 2002, April 11, 2003, June 12, 2003, June 30, 2003, August 1, 2003 and August 14, 2003


Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The following information regarding additional exchange privileges replaces in its entirety the information reflected in the August 14, 2003 supplement to the prospectus:

         "EXCHANGE PRIVILEGES

         Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:




              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(1)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        Class K Shares of all INVESCO Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o        Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash
         Fund

o        Class A3 Shares of all AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Class C Shares of all AIM Funds, with the exception of AIM Floating
         Rate Fund

o        Institutional Class Shares of all AIM Retail Funds

o        There is currently no like class of shares offered by the AIM Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund

o        Class B Shares of all AIM Funds

o        Class C Shares of all AIM Funds

o        Institutional Class Shares of all AIM Retail Funds

o        Class R Shares of all AIM Funds


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o        Investor Class Shares of all INVESCO Funds

o        Class A Shares of all INVESCO Funds(2)

o        Class B Shares of all INVESCO Funds

o        Class C Shares of all INVESCO Funds

o        Institutional Class Shares of all INVESCO Funds

o        There is currently no like class of shares offered by the INVESCO Funds


--------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

The following paragraph replaces in its entirety the third paragraph appearing under the heading "How to Buy Shares":

         "For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose."

The following paragraph replaces in its entirety the fifth paragraph appearing under the heading "How to Buy Shares":

         "INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If an INVESCO fund determines that you have not provided a correct social security or other tax ID number on your account application, or the INVESCO fund is not able to verify your identity as required by law, the INVESCO fund may, at its discretion, redeem the account and distribute the proceeds to you."

                            INVESCO STOCK FUNDS, INC.

        INVESCO Mid-Cap Growth Fund--Investor Class, Class A, B, C, and K

                       Supplement dated September 30, 2003
     to the Prospectus dated August 1, 2003, as supplemented August 14, 2003

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

The following information regarding additional exchange privileges replaces in its entirety the information reflected in the August 14, 2003 supplement to the prospectus:

         "EXCHANGE PRIVILEGES

         Effective October 1, 2003, exchangeability between the AIM Funds and the INVESCO Funds will be permitted for like share classes. The additional exchange privileges will provide for the following types of exchanges:

                     SHAREHOLDERS INVESTED IN THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(1)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   Class K Shares of all INVESCO Funds

                    WILL BE OFFERED THE ABILITY TO EXCHANGE
                      INTO THE FOLLOWING CLASSES OF THE AIM
                                     FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

                     SHAREHOLDERS INVESTED IN THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all AIM Funds

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares of all AIM Funds

                    WILL BE OFFERED THE ABILITY TO EXCHANGE
                        INTO THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:
--------------------------------------------------------------------------------

o   Investor Class Shares of all INVESCO Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds"

The following paragraph replaces in its entirety the third paragraph appearing under the heading "How to Buy Shares":

         "For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a


----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

         confirmation of this transaction and may contact INVESCO to exchange into the fund you choose."

The following paragraph replaces in its entirety the fifth paragraph appearing under the heading "How to Buy Shares":

         "INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If an INVESCO fund determines that you have not provided a correct social security or other tax ID number on your account application, or the INVESCO fund is not able to verify your identity as required by law, the INVESCO fund may, at its discretion, redeem the account and distribute the proceeds to you."